Statement of Financial Position (Parenthetical) (USD $)	Jan. 31, 2012	Jul. 31, 2011	Jul. 31, 2010
Common Stock, Shares Authorized	100,000,000	100,000,000	100,000,000
Common Stock, Par Value Per Share	$ 0.001	$ 0.001	$ 0.001
Common Stock, Shares, Issued	14,594,999	14,594,999	14,494,999
Common Stock, Shares, Outstanding	14,594,999	14,594,999	14,494,999
Deferred Tax Assets, Valuation Allowance	$ 313,080	$ 293,629	$ 257,916